Cost of Services (Details) - Dec. 31, 2024	MYR (RM)	USD ($)
Cost of Services [Abstract]
Discount given to personal loans	RM 65,839	$ 14,728
Shared income	318,851	71,325
Payment to subcontractor	RM 75,000	$ 16,777